Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Revenues
Summary of cost of revenues

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue sharing fees	1,031,903	1,357,270	1,351,096
Salary and welfare benefits	41,159	52,268	40,653
Payment handling costs	22,692	32,506	22,899
Bandwidth costs	11,226	30,889	32,795
Share-based compensation expense	14,789	11,484	7,052
Others	12,909	18,088	14,426
Total	1,134,678	1,502,505	1,468,921